Related Party Transactions (10-Q) (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				14 Months Ended	16 Months Ended	19 Months Ended
	Nov. 29, 2011	Dec. 31, 2009	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Oct. 31, 2011	Jun. 30, 2013
Monthly fee	$ 5,000	$ 150,000	$ (30,000)	$ 60,000	$ 410,000	$ 390,000	$ 25,000	$ 5,000	$ 40,000	$ 5,000
Brian Altounian [Member]
Non-controlling Interest, Ownership Percentage			34.00%	34.00%	34.00%			34.00%